Investment Risks	Oct. 28, 2024
GMO International Quality ETF | GMO International Quality ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
GMO International Quality ETF | GMO International Quality ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO International Quality ETF | GMO International Quality ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
GMO International Quality ETF | GMO International Quality ETF | Market Risk - Equities [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the value of an investment in the Fund.
GMO International Quality ETF | GMO International Quality ETF | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO International Quality ETF | GMO International Quality ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
GMO International Quality ETF | GMO International Quality ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO International Quality ETF | GMO International Quality ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
GMO International Quality ETF | GMO International Quality ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
GMO International Quality ETF | GMO International Quality ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GMO International Quality ETF | GMO International Quality ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
GMO International Quality ETF | GMO International Quality ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
GMO International Quality ETF | GMO International Quality ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
GMO International Quality ETF | GMO International Quality ETF | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO International Quality ETF | GMO International Quality ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO International Quality ETF | GMO International Quality ETF | Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Company Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, the Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
GMO International Quality ETF | GMO International Quality ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO International Quality ETF | GMO International Quality ETF | New/Smaller Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New/Smaller Fund Risk – A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.
GMO International Value ETF | GMO International Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
GMO International Value ETF | GMO International Value ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO International Value ETF | GMO International Value ETF | Market Risk - Equities [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
GMO International Value ETF | GMO International Value ETF | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO International Value ETF | GMO International Value ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
GMO International Value ETF | GMO International Value ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO International Value ETF | GMO International Value ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
GMO International Value ETF | GMO International Value ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
GMO International Value ETF | GMO International Value ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GMO International Value ETF | GMO International Value ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
GMO International Value ETF | GMO International Value ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
GMO International Value ETF | GMO International Value ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
GMO International Value ETF | GMO International Value ETF | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO International Value ETF | GMO International Value ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO International Value ETF | GMO International Value ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO International Value ETF | GMO International Value ETF | New/Smaller Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New/Smaller Fund Risk – A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.
GMO International Value ETF | GMO International Value ETF | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities at desirable prices at a particular time or at all.
GMO U.S. Value ETF | GMO U.S. Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
GMO U.S. Value ETF | GMO U.S. Value ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO U.S. Value ETF | GMO U.S. Value ETF | Market Risk - Equities [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk - Equities – The market price of an equity in the Fund’s portfolio may decline due to the factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
GMO U.S. Value ETF | GMO U.S. Value ETF | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO U.S. Value ETF | GMO U.S. Value ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO U.S. Value ETF | GMO U.S. Value ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
GMO U.S. Value ETF | GMO U.S. Value ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
GMO U.S. Value ETF | GMO U.S. Value ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GMO U.S. Value ETF | GMO U.S. Value ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
GMO U.S. Value ETF | GMO U.S. Value ETF | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO U.S. Value ETF | GMO U.S. Value ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO U.S. Value ETF | GMO U.S. Value ETF | New/Smaller Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New/Smaller Fund Risk – A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.
GMO U.S. Value ETF | GMO U.S. Value ETF | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
GMO Beyond China ETF | GMO Beyond China ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
GMO Beyond China ETF | GMO Beyond China ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Beyond China ETF | GMO Beyond China ETF | Market Risk - Equities [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
GMO Beyond China ETF | GMO Beyond China ETF | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO Beyond China ETF | GMO Beyond China ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
GMO Beyond China ETF | GMO Beyond China ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO Beyond China ETF | GMO Beyond China ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
GMO Beyond China ETF | GMO Beyond China ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
GMO Beyond China ETF | GMO Beyond China ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GMO Beyond China ETF | GMO Beyond China ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
GMO Beyond China ETF | GMO Beyond China ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
GMO Beyond China ETF | GMO Beyond China ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
GMO Beyond China ETF | GMO Beyond China ETF | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO Beyond China ETF | GMO Beyond China ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO Beyond China ETF | GMO Beyond China ETF | Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Company Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, the Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
GMO Beyond China ETF | GMO Beyond China ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Beyond China ETF | GMO Beyond China ETF | New/Smaller Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New/Smaller Fund Risk – A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.
GMO Beyond China ETF | GMO Beyond China ETF | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
GMO Beyond China ETF | GMO Beyond China ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
GMO Beyond China ETF | GMO Beyond China ETF | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the equities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
GMO Beyond China ETF | GMO Beyond China ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund or your investment in the Fund could underperform other investments.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Costs of Buying or Selling Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | New/Smaller Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New/Smaller Fund Risk – A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Derivatives and Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the equities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited. The purchaser of TBA securities generally is subject to higher market risk and interest rate risk, because the delivered securities may be less favorable than anticipated by the purchaser.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Market Risk – Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.